Provisions for pensions and similar obligations (Details 5) - Post Employment Plans [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Fair value of plan assets at beginning of year	R$ 28,321,826	R$ 28,634,891	R$ 25,822,890
Interest (Expense) Income	2,477,872	2,052,712	1,832,247
Remeasurement - Actual return (loss) on plan assets excluding the amounts included in net interest expense	(950,298)	(791,317)	2,994,598
Contributions/(surrenders)	750,690	589,006	49,716
By the Bank	747,913	585,437	44,970
By plan participants	2,777	3,569	4,746
Benefits paid	(3,269,258)	(2,159,866)	(2,060,960)
Exchange differences and other items	(14,117)	(3,600)	(3,600)
Fair value of plan assets at beginning of year	R$ 27,316,715	R$ 28,321,826	R$ 28,634,891